Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Inventories
Finished goods	¥ 117,665		¥ 123,672
Raw materials	27,185		7,229
Inventories	144,850	$ 20,402	130,901
Write-downs of inventories	¥ 35,695		¥ 179,694	¥ 89,071